NON-WHOLLY OWNED SUBSIDIARIES	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
NON-WHOLLY OWNED SUBSIDIARIES
NON-WHOLLY OWNED SUBSIDIARIES
The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statement of Financial Position:

	As of December 31, 2019
US$ MILLIONS	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Non-Controlling Interest in Operating Subsidiaries	Partnership Capital(1)
Utilities
U.K. regulated distribution operation	$159	$4,653	$294	$2,888	$318	$1,312
Australian regulated terminal operation	139	1,994	347	1,688	34	64
Colombian regulated distribution operation(2)	759	—	427	—	274	58
Brazilian regulated gas transmission operation	435	4,606	199	3,195	1,305	342
Colombian natural gas distribution operation	214	1,166	299	314	684	83
Brazilian electricity transmission operation	21	401	12	252	110	48
Transport
North American rail operation	2,150	9,392	1,409	4,889	4,747	497
U.K. port operation	47	934	78	370	218	315
Australian port operation	126	927	124	488	317	124
Chilean toll roads	95	821	67	1,112	(320)	57
Peruvian toll roads	122	1,337	19	683	638	119
Indian toll roads(3)	75	868	83	570	203	87
Energy
North American gas storage operation	200	1,449	112	661	543	333
Canadian district energy operation	29	974	47	506	337	113
U.S. district energy operation	37	964	41	747	118	95
Western Canadian natural gas gathering and processing operation	119	3,721	147	1,845	1,320	528
North American residential energy infrastructure operation	171	3,997	337	1,925	1,341	565
Indian natural gas operation	155	2,272	181	910	1,157	179
Data Infrastructure
U.S. data center operation	105	1,665	112	1,130	376	152
Australian data center operation	10	280	5	112	124	49
U.K. telecom towers operation	26	874	190	419	219	72
Corporate
Holding LP and other	529	111	735	2,480	50	(2,625)
Total	$5,723	$43,406	$5,265	$27,184	$14,113	$2,567

	As of December 31, 2018
US$ MILLIONS	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Non-Controlling Interest in Operating Subsidiaries	Partnership Capital(1)
Utilities
U.K. regulated distribution operation	$131	$3,844	$248	$2,452	$247	$1,028
Australian regulated terminal operation	34	2,074	27	1,943	45	93
Colombian regulated distribution operation	51	708	32	396	273	58
Brazilian regulated gas transmission operation	310	4,955	106	3,185	1,540	434
Colombian natural gas distribution operation	230	1,149	235	374	691	79
Transport
U.K. port operation	48	847	71	347	195	282
Australian port operation	141	593	239	59	319	117
Chilean toll roads	82	940	59	862	43	58
Peruvian toll roads	104	1,308	20	654	622	116
Indian toll roads(3)	90	975	65	667	229	104
Energy
North American gas storage	281	1,273	155	566	515	318
Canadian district energy operation	25	754	32	387	269	91
U.S. district energy operation	42	834	26	681	90	79
Western Canadian natural gas gathering and processing operation	86	2,069	84	1,161	650	260
North American residential energy infrastructure operation	196	3,647	152	1,551	1,506	634
Data Infrastructure
U.S. data center operation	17	1,131	438	562	(12)	160
Corporate
Holding LP and other	320	248	336	2,031	83	(1,882)
Total	$2,188	$27,349	$2,325	$17,878	$7,305	$2,029

(1)	Attributable to non-controlling interest—Redeemable Partnership Units held by Brookfield, non-controlling interest—Exchange LP Units, general partner and limited partners.

(2)
On January 14, 2020, Brookfield Infrastructure sold its 17% interest in its Colombian regulated distribution operation for total consideration of approximately $90 million. The net assets were classified as held for sale as of December 31, 2019. Refer to Note 6 Assets and Liabilities Classified as Held for Sale.

(3)	Indian toll roads include our investments in BIF India Holdings Pte Ltd, Simhapuri Expressway Limited and Rayalseema Expressway Private Limited.
The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statement of Operating Results:

	Year ended December 31, 2019
		Attributable to non-controlling interest		Attributable to unitholders
US$ MILLIONS	Revenue	Net Income (loss)	Other Comprehensive Income (loss)	Net Income (loss)	Other Comprehensive Income (loss)
Utilities
U.K. regulated distribution operation	$478	$24	$71	$103	$278
Australian regulated terminal operation	308	15	(3)	43	(8)
Colombian regulated distribution operation(1)	179	10	(9)	2	(2)
Brazilian regulated gas transmission operation	1,141	349	(83)	132	(33)
Colombian natural gas distribution operation	874	51	(4)	7	—
Brazilian electricity transmission operation	2	15	(2)	7	(1)
Transport
North American rail operation	—	—	(10)	—	(1)
U.K. port operation	197	4	19	7	27
Australian port operation	462	(24)	(1)	(7)	—
Chilean toll roads	162	—	27	2	16
Peruvian toll roads	107	5	10	1	2
Indian toll roads(2)	130	(19)	(6)	(9)	(3)
Energy
North American gas storage operation	143	12	52	9	32
Canadian district energy operation	121	6	85	2	29
U.S. district energy operation	158	(14)	49	(9)	32
Western Canadian natural gas gathering and processing operation	256	35	31	14	12
North American residential energy infrastructure operation	956	3	63	2	26
Indian natural gas operation	266	(39)	(33)	(12)	(10)
Data Infrastructure
U.S. data center operation	294	(22)	(10)	(7)	(4)
Australian data center operation	20	6	(3)	2	(1)
U.K. telecom towers operation	—	—	(2)	—	(1)
Corporate
Holding LP and other	25	(5)	—	(295)	(26)
Total	$6,279	$412	$241	$(6)	$364

	Year ended December 31, 2018
		Attributable to non-controlling interest		Attributable to unitholders
US$ MILLIONS	Revenue	Net Income (loss)	Other Comprehensive Income (loss)	Net Income (loss)	Other Comprehensive Income (loss)
Utilities
U.K. regulated distribution operation	$449	$22	$19	$99	$86
Australian regulated terminal operation	307	14	(6)	34	(16)
Colombian regulated distribution operation	177	15	(11)	3	(2)
Brazilian regulated gas transmission operation	1,112	357	(469)	139	(190)
Colombian natural gas distribution operation	516	34	(91)	7	(14)
Transport
U.K. port operation	205	12	3	19	4
Australian port operation	522	(6)	(33)	(3)	(11)
Chilean toll roads	168	(1)	(7)	(1)	(7)
Peruvian toll roads	92	3	(25)	1	(5)
Indian toll roads(2)	61	(12)	2	(6)	(1)
Energy
North American gas storage operation	150	(16)	22	(12)	15
Canadian district energy operation	118	7	32	3	11
U.S. district energy operation	149	(13)	35	(8)	23
Western Canadian natural gas gathering and processing operation	61	3	(53)	1	(21)
North American residential energy infrastructure operation	191	4	(73)	1	(30)
Data Infrastructure
U.S. data center operation	—	—	(1)	—	—
Corporate
Holding LP and other	23	(26)	(1)	108	44
Total	$4,301	$397	$(657)	$385	$(114)

	Year ended December 31, 2017
		Attributable to non-controlling interest		Attributable to unitholders
US$ MILLIONS	Revenue	Net Income (loss)	Other Comprehensive Income (loss)	Net Income (loss)	Other Comprehensive Income (loss)
Utilities
U.K. regulated distribution operation	$385	$21	$29	$114	$118
Australian regulated terminal operation	301	15	3	35	7
Colombian regulated distribution operation	161	12	38	2	7
Brazilian regulated gas transmission operation	938	349	(160)	146	(72)
Transport
U.K. port operation	180	8	21	22	29
Australian port operation	501	(7)	28	(3)	9
Chilean toll roads	154	—	7	—	8
Peruvian toll roads	103	12	22	2	5
Indian toll roads	57	(2)	4	(1)	3
Energy
North American gas storage operation	149	30	74	18	47
Canadian district energy operation	95	(2)	39	—	13
U.S. district energy operation	131	10	40	7	26
Corporate
Holding LP and other	22	(3)	1	(349)	(410)
Total	$3,177	$443	$146	$(7)	$(210)

(1)	On January 14, 2020, Brookfield Infrastructure sold its 17% interest in its Colombian regulated distribution operation for total consideration of approximately $90 million.

(2)	Indian toll roads include our investments in BIF India Holdings Pte Ltd, Simhapuri Expressway Limited and Rayalseema Expressway Private Limited.

The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statement of Cash Flows:

	Cash Flow Activities
	Year ended December 31, 2019			Year ended December 31, 2018
US$ MILLIONS	Operating	Investing	Financing	Operating	Investing	Financing
Utilities
U.K. regulated distribution operation	$271	$(416)	$147	$226	$(413)	$179
Australian regulated terminal operation	91	(23)	(55)	85	(21)	(63)
Colombian regulated distribution operation(1)	26	(24)	(4)	11	(26)	—
Brazilian regulated gas transmission operation	839	(21)	(702)	868	(26)	(792)
Colombian natural gas distribution operation	72	(38)	(73)	94	(217)	205
Brazilian electricity transmission operation	22	(4)	(6)	—	—	—
Transport
North American rail operation	—	(6,460)	6,578	—	—	—
U.K. port operation	27	(43)	9	27	(17)	(8)
Australian port operation	52	(45)	(10)	42	(68)	22
Chilean toll roads	62	(2)	(55)	74	(1)	(82)
Peruvian toll roads	47	(39)	—	91	(33)	—
Indian toll roads(2)	7	(9)	(29)	18	(184)	209
Energy
North American gas storage operation	83	(10)	(63)	—	(8)	7
Canadian district energy operation	53	(68)	14	39	(42)	(45)
U.S. district energy operation	22	(29)	2	24	(16)	(18)
Western Canadian natural gas gathering and processing operation	92	(1,396)	1,339	48	(1,923)	1,910
North American residential energy infrastructure operation	128	(228)	87	16	(2,182)	2,188
Indian natural gas operation	208	(1,950)	1,746	—	—	—
Data Infrastructure
U.S. data center operation	51	(6)	(35)	(1)	(1,103)	1,118
Australian data center operation	—	(277)	286	—	—	—
U.K. telecom towers operation	3	(280)	289	—	—	—
Corporate
Holding LP and other	(46)	243	(128)	(417)	794	(379)
Total	$2,110	$(11,125)	$9,337	$1,245	$(5,486)	$4,451

	Cash Flow Activities
	Year ended December 31, 2017
US$ MILLIONS	Operating	Investing	Financing
Utilities
U.K. regulated distribution operation	$220	$(343)	$129
Australian regulated terminal operation	96	(9)	(87)
Colombian regulated distribution operation	7	(22)	26
Brazilian regulated gas transmission operation	819	83	(839)
Transport
U.K. port operation	46	(40)	(10)
Australian port operation	37	(39)	12
Chilean toll roads	56	(5)	(88)
Peruvian toll roads	46	(67)	—
Indian toll roads	30	(7)	(22)
Energy
North American gas storage operation	55	(9)	(76)
Canadian district energy operation	26	(82)	102
U.S. district energy operation	24	8	(28)
Corporate
Holding LP and other	(98)	(5,089)	4,721
Total	$1,364	$(5,621)	$3,840

(1)	On January 14, 2020, Brookfield Infrastructure sold its 17% interest in its Colombian regulated distribution operation for total consideration of approximately $90 million.

(2)	Indian toll roads include our investments in BIF India Holdings Pte Ltd, Simhapuri Expressway Limited and Rayalseema Expressway Private Limited.